ENHANCED INCOME OPTION OFFER
Supplement dated April 27, 2026 to April 27, 2026 Prospectus and Updating Summary Prospectus (“Prospectuses”) for:
Preference Premier® Variable Annuity Contracts (offered from December 12, 2008 through October 7, 2011) B Class, B Plus Class, C Class, L Class, R Class Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This Supplement describes an important “buyout” offer (“Enhanced Income Option Offer” or “Offer”). The Offer is for certain owners of Preference Premier variable annuity contracts (“Contracts”) issued by Metropolitan Life Insurance Company (“Metropolitan Life,” “we,” or “us”).
As You consider this Offer, You may find it helpful to refer to the Prospectus. This Supplement incorporates the Prospectus by reference. You should read this Supplement in conjunction with Your Prospectus and retain all documents for future reference. Unless otherwise indicated, the information included in Your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in Your Prospectus unless a new term is defined or an existing term in Your Prospectus is revised by this Supplement.
You can find the current Prospectus and other information about the Contracts online at dfinview.com/metlife/PUFT/MET000248 for Preference Premier® Variable Annuity Contracts (offered from December 12, 2008 through October 7, 2011) B Class, B Plus Class, C Class, L Class, R Class. You can also obtain this information at no cost by calling Your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
When You purchased Your Contract, You elected additional protection called a “Guaranteed Minimum Income Benefit Rider” (“GMIB” or “GMIB Rider”). The GMIB was offered in different versions (described below). We are now offering You an opportunity to replace the GMIB with an “Enhanced Income Option”.
We believe that this Offer may be appropriate for certain individuals as described below and we are offering You this Enhanced Income Option because given financial market volatility and the cost of hedging to support the GMIB guarantees, being released from our obligations under the GMIB Rider will be beneficial to us.
What is this Offer?
This Offer is being made to You for a limited time. The specific time frame during which You can accept this Offer is referred to as the (“Enhanced Income Option Offer Window”) and is set forth in the Enhanced Income Option Offer Letter that accompanies this Supplement.
We must receive the form of acceptance denoting Your acceptance of the Enhanced Income Option Offer in Good Order during the Enhanced Income Option Offer Window. If we do not receive Your acceptance of the Enhanced Income Option Offer in Good Order during the Enhanced Income Option Offer Window, we will consider You to have rejected this Offer.
Would accepting this Offer impact Your Contract’s other benefits?
Since Your death benefit under Your Contract is contingent on Account Value, it will be affected as the result of making withdrawals under Enhanced Income Option because withdrawals will reduce Your Account Value. Also, if You accept the Enhanced Income Option Offer You will only be able to allocate Your Account Value to the Fixed Interest Account (which means that you will forgo any potential growth in your Account Value that you might have otherwise received if you were invested in the Divisions). Also subsequent purchase payments will not be allowed. You will no longer receive updated prospectuses relating to your annuity because it will offer a Fixed Interest Account Option only.

If You accept the Enhanced Income Option Offer, what will You receive and what will You give up?
If You accept the Enhanced Income Option Offer what will you receive: If You accept the Enhanced Income Option Offer, You may withdraw amounts that are determined as described in this Supplement and when Your Account Value goes to $0, we will continue to pay you these amounts through a supplemental agreement (assuming that You haven’t made withdrawals that exceed the Enhanced Income Option Amount). For more information on the Enhanced Income Option amount, see “How is the Enhanced Income Option Amount Calculated?”
If You accept the Enhanced Income Option Offer, we will no longer deduct any Contract charges but these charges will continue to apply if you retain the GMIB. This means that if You accept the Enhanced Income Option Offer:
●
You will no longer pay the annual charge for the GMIB Rider (charges already incurred as of the Calculation Date (i.e., as of the date we receive Your acceptance of the Enhanced Income Option Offer in good order) will not be refunded)
●
You will no longer pay the annual charge for Death Benefit (charges already incurred as of the Calculation Date will not be refunded)
●
The mortality and expense risk charge will no longer apply as of the Calculation Date because all Account Value will be transferred to the Fixed Interest Account;
●
The Annual Contract Fee will no longer apply (charges already incurred as of the Calculation Date will not be refunded); and
●
Withdrawal Charges will not apply to withdrawals after the Calculation Date.
What will You Give Up if You accept the Enhanced Income Option Offer: Under the Enhanced Income Option, Your entire Account Value will be invested in the Fixed Interest Account and earn a rate of interest that is declared from time to time, and You will no longer be able to invest in the Divisions and receive the investment experience as You could with the GMIB. Under both the GMIB and the Enhanced Income Option Offer, you will continue to have a death benefit and spousal continuation option, however; the death benefit and the spousal continuation option under the Enhanced Income Option will be modified as described below. While the Enhanced Income Option amount will be greater than the amount that you can withdraw under the GMIB and receive dollar-for-dollar treatment, you will be giving up potentially higher amounts that You could receive when You exercise Your GMIB. Whether the amount of income You receive when You exercise Your GMIB will be higher than the amount that you can receive under the Enhanced Income Option, depends on factors such as Your age and Your Income Base at the time you exercise Your GMIB.
If you accept the Enhanced Income Option Offer, then in addition to the termination of Your GMIB rider, any Enhanced Preservation Rider and beneficiary continuation option will be terminated.
Under both the GMIB and the Enhanced Income Option you will retain the ability to make withdrawals. Under the Enhanced Income Option You will retain liquidity until Your Account Value goes to $0 (note that amounts withdrawn in excess of the Enhanced Income Option amount will reduce the Enhanced Income Option amount in subsequent years). Under the GMIB, You will retain the ability to make withdrawals until You exercise Your GMIB (note that amounts withdrawn in excess of the amounts that receive dollar-for-dollar treatment will reduce Your Income Base and amounts You will receive when You exercise Your GMIB). See, “In a Nutshell, What Are the GMIB and the Enhanced Income Option — By way of reminder, here’s a high-level summary of how Your GMIB works.” As used in this Supplement, Your amounts that receive “dollar-for-dollar treatment” means the total withdrawals in a Contract Year that are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to.
Except as described in this Supplement and the Enhanced Income Option endorsement to the Contract, all other provisions of Your Contract will remain in effect.

You can obtain additional information about the GMIB Rider, Your death benefit and Your contractual annuitization options by contacting Your registered representative or contacting Your Administrative Office. Your registered representative is not receiving additional compensation in connection with this Enhanced Income Option Offer.
NO ACTION IS REQUIRED ON YOUR PART
You are not required to accept this Enhanced Income Option Offer or take any action under Your Contract. If You do not accept this Offer, Your Contract and the GMIB Rider You previously elected will continue unchanged.
You should carefully read this Supplement in conjunction with Your Prospectus before making Your decision regarding this Offer.
Why are You receiving this Offer?
You are receiving this Enhanced Income Option Offer because we have determined that You are an Eligible Contract Owner as of the date we communicated the Offer to You. Please see Appendix I for information about the versions of the GMIB Riders that are eligible for this Offer. If You need additional information about the GMIB Rider that You purchased, please refer to Your Prospectus or GMIB Rider. If You would like a copy of Your GMIB Rider, You may contact Your Administrative Office and request a copy of Your Contract that includes the GMIB Rider.
What is the effect on Your Contract when You accept the Enhanced Income Option Offer?
If You accept the Enhanced Income Option Offer, then on the Calculation Date:
●
Your GMIB rider (including Your Income Base) will terminate;
●
Your entire Account Value will be allocated to the Fixed Interest Account and You will no longer be permitted to transfer money to the Divisions;
●
Any automated investment strategies will be terminated;
●
Any Subsequent purchase payment restrictions will remain in effect (or, if You are not currently subject to subsequent purchase payment restrictions, acceptance of the Offer will restrict future subsequent purchase payments);
●
Once Your Account Value is equal to $0, we will issue You a supplemental agreement that will provide You with the Enhanced Income Option amount for Your life;
●
Your Death Benefit will be modified;
●
Your Earnings Preservation Rider will terminate;
●
The Beneficiary Continuation Option will terminate;
●
The Spousal Continuation option will be modified; and
●
Contract Charges will no longer apply.
In a Nutshell, What Are the GMIB and the Enhanced Income Option?
By way of reminder, here’s a high-level summary of how Your GMIB works: We have provided a detailed description of how the GMIB works in Appendix I, and your Prospectus also includes a detailed discussion of the how the GMIB works.
The GMIB permits You to invest in the market through certain Divisions offered under Your Contract, while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to exercise Your GMIB, regardless of the investment performance of Your Contract during the pay-in phase.
After a minimum 10 year waiting period, provided You have satisfied all the requirements, You may exercise the GMIB within 30 days following a Contract Anniversary. We then will apply the Income Base calculated at the time of exercise to the GMIB Annuity Table specified in Your GMIB Rider in order to determine Your minimum guaranteed lifetime fixed monthly income payments. Your actual payments may be higher than this guaranteed minimum income payment if the application of Your Account Value to the then-current annuity purchase rates would provide a higher payment.
Prior to exercising the GMIB benefit and annuitizing Your Contract, You may make withdrawals that do not exceed the amount eligible for dollar-for-dollar treatment specified by the GMIB and still maintain the minimum benefit amount. The amount that is eligible for dollar-for-dollar treatment for each version of the GMIB is described in Appendix I. Under the GMIB, we calculate an “Income Base” that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract.
The Income Base is the greater of the “Highest Anniversary Value” or the “Annual Increase Amount”.
The Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to Your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation. The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
The Annual Increase Amount: On the date we issue Your Contract, the “Annual Increase Amount” was equal to Your initial purchase payment. All purchase payments received within 120 days of the date we issued Your Contract are to be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where: (i) is purchase payments accumulated at the Annual Increase Rate from the date the purchase payment is made; and (ii) is withdrawal adjustments (as described below) accumulated at the Annual Increase Rate. See “Annual Increase Rate” in Appendix I for a description of the Annual Increase Rate.
Withdrawals from the Contract will result in a proportional reduction in the Annual Increase Amount that is equal to the same percentage that the amounts withdrawn reduced the Account Value (also referred to as “Account Balance” in the Prospectus). However, if You withdraw amounts that are no greater than the amount eligible for dollar-for-dollar treatment, Your Annual Increase Amount will be reduced by the same dollar amount as the withdrawals taken from Contract.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value.
Amounts eligible for dollar-for-dollar treatment generally are intended to correlate to the Annual Increase Rate; therefore, assuming that the Income Base equals the Annual Increase Amount, Your Income Base may remain relatively unchanged even though You are taking withdrawals up to the amount eligible for dollar-for-dollar treatment. If You then elect to exercise the GMIB, You are guaranteed a set amount of fixed annuity payments based, in part, on that Income Base. In sum, You can make withdrawals up to the amount eligible for dollar-fordollar treatment each year but still have at least what You invested to convert into lifetime guaranteed annuity payments.
Here’s a high-level summary of how the Enhanced Income Option works: If You accept the Enhanced Income Option Offer, the Account Value under Your Contract will be transferred to the Fixed Interest Account, and You will no longer be invested in the market through the Divisions and any automated investment strategy that You participate in will terminate. The Fixed Interest Account Option offers an interest rate guaranteed by MetLife during a selected period. In addition, Your death benefit will be modified and its maximum potential amount payable upon Your death will be limited to the value as of the date we receive Your acceptance of this Offer in good order, as reduced by subsequent withdrawals.

Your spousal continuation option will also be modified and the Enhanced Income Option amount will not change as a result of the death of the Owner.
The Enhanced Income Option will permit You to withdraw amounts up to the “Enhanced Income Option amount” each year (as adjusted for distributions under the Required Minimum Distribution Service, if applicable) without reducing the Enhanced Income Option amount payable in future years. However, if You withdraw an amount that is greater than the Enhanced Income Option amount (as adjusted for distributions under the Required Minimum Distribution Service, if applicable) in any year, then your Enhanced Income Option amount payable in each subsequent year will be reduced proportionately by the same percentage that Your Account Value is reduced by the withdrawals. This means that thereafter, You will receive a lower Enhanced Income Option amount. The Enhanced Income Option amount is based upon Your age and Your Annual Increase Amount on the Calculation Date and the GMIB version that You have. The Enhanced Income Option amount will be more than the amount eligible for dollar-for-dollar treatment under Your GMIB. When Your Account Value goes to zero, You will receive a supplemental agreement under which You will continue to receive the Enhanced Income Option amount for the remainder of Your life. In addition, once the supplemental agreement is issued, You will no longer have any of the features or benefits under the original Contract, including any applicable death benefit.
Comparing the GMIB to the Enhanced Income Option
The following comparison assumes:
For the GMIB benefit: systematic withdrawal payments (“SWPs”) are being taken that are no greater than the amount eligible for dollar-for-dollar treatment. The comparison further assumes that “required minimum distributions” (“RMDs”) are not being taken, that the Income Base that determines the level of income payments under Your GMIB is equal to the Annual Increase Amount and not the Highest Anniversary Value and that You have not exercised the “Optional Step-Up” to the Annual Increase Amount. Finally, the comparison assumes that no withdrawals have been taken other than the SWP withdrawals.

For the Enhanced Income Option: SWPs are taken equal to the Enhanced Income Option amount on an annual basis. No RMD or other withdrawals are taken.
Feature	Receipt of SWP payments equal to the Amount Eligible for Dollar-for-Dollar Treatment followed by exercise of GMIB	Enhanced Income Option
Level of Income Payments
●Owner takes an amount eligible for
dollar-for-dollar treatment using the
SWP feature.
●Withdrawals up to the amount eligible
for dollar-for-dollar treatment will
reduce the Annual Increase Amount by
the same dollar amount as the
withdrawal amount.
●The Annual Increase Amount will
increase by the GMIB Annual Increase
Rate.
●Using the SWP to withdraw amounts
eligible for dollar-for-dollar treatment
will allow the Income Base to remain at
least equal to the original purchase
payments received within 120 days of
the date the Contract was issued.
●Note that withdrawals during any
Contract Year in excess of the amount
eligible for dollar-for-dollar treatment
will reduce the Annual Increase
Amount proportionately by the same
percentage as withdrawals during the
Contract Year reduced the Account
Value.

●Owner receives the Enhanced Income
Option amount which will be more than
the amount eligible for dollar-for-dollar
treatment under the GMIB and will vary
based on Your Age on the Calculation
Date and the GMIB version.
●Note that as long as withdrawals do not
exceed the Enhanced Income Option
amount, the Enhanced Income Option
amount will remain the same for all
subsequent years including after the
Account Value goes to 0, when a
supplemental agreement will be issued.
●Note that withdrawals during any
Contract Year in excess of the
Enhanced Income Option amount will
reduce the Enhanced Income Option
amount for all subsequent years
proportionately by the same percentage
as withdrawals during the Contract Year
reduced the Account Value.

Level of Payments When Account Value Goes to Zero
●When the Account Value goes to zero,
the Owner can exercise their GMIB and
receive either a Lifetime Income
Annuity with a 5-Year Guarantee Period
or a Lifetime Income Annuity for Two
with a 5-Year Guarantee Period.
●Payments after exercise of GMIB may
be higher or lower than payments
received using the SWP to withdraw
amounts eligible for dollar-for-dollar
treatment.

●When the Account Value goes to zero
the Owner will receive a supplemental
agreement under which the Owner will
continue to receive the Enhanced
Income Option amount for their life.
●Note that the Enhanced Income Option
amount received under the
supplemental agreement may be more
or less than what the Owner could have
received withdrawing amounts eligible
for dollar-for-dollar treatment and then
exercising the GMIB.

Future Growth Opportunities
Yes, The Account Value can continue to be
invested in permitted Divisions (and the
Fixed Interest Account, if available). Also,
the Income Base can continue to grow
either using the Highest Anniversary Value
(which will reflect investment
experience) or the Annual Increase
Amount (which will reflect the Annual
Increase Rate)

All money is invested in the Fixed Interest
Account, which means You lose the
opportunity for investment growth.
Interest will be credited at the Fixed
Interest Account crediting rate and will
be reflected in the Account Value. The
Enhanced Income Option amount will be
set at the Calculation Date (subject to
reduction due to withdrawals that exceed
the Enhanced Income Option amount)

Feature	Receipt of SWP payments equal to the Amount Eligible for Dollar-for-Dollar Treatment followed by exercise of GMIB	Enhanced Income Option
GMIB Benefit Continues to be part of the Contract	Yes	No
GMIB Fees	Continue to be deducted	GMIB fees stop
Death Benefits Continue to be part of the Contract	Yes, according to their terms	Yes, but the Death Benefits are modified
Death Benefit Fees	Continue to be deducted	Will no longer be deducted
Spousal Continuation Option Continues to be part of the Contract	Yes, according to its terms	Yes, but the Spousal Continuation Option is modified
Withdrawal Charges	Continue to be applicable (to the extent any withdrawal charges apply to a withdrawal)
You may withdraw amounts from the
Contract free of Withdrawal Charges. If
You terminate or exchange Your Contract
after You accept the Enhanced Income
Option Offer, any applicable Withdrawal
Charges will be waived

Annual Contract Fee	Continues to be applicable (to the extent these charges apply)	Will no longer be deducted
Mortality and Expense Risk Fees	Continue to be deducted	Will no longer be deducted because amounts are allocated to the Fixed Interest Account only
Eligible Contract Owners:
You are eligible to accept the Enhanced Income Option Offer (“Eligible Contract Owner”) if You meet ALL of the following qualifications as of the date Your acceptance of the Enhanced Income Option Offer is received by MetLife in Good Order (the “Calculation Date”, as described below):
A.
You currently own a Preference Premier Variable Annuity Contract with one of the following versions of GMIB Rider and we are currently making the Offer available to You:
●
GMIB Plus III
●
GMIB Max I
B.
You have not exercised Your GMIB Rider;
C.
You have not applied any portion of Your Account Value to an annuity option;
D.
You have not reached Your GMIB Rider termination date for Contract Owners;
E.
You have no death benefit claim pending, unless the Beneficiary named under the Death Benefit is the spouse of the Contract Owner and elects to continue the Contract and the spouse’s attained age is less than 90;
F.
The Owner or Joint Owner under Your Contract has not changed;
G.
You have not elected the Guaranteed Principal Option (“GPO”), if any, that was offered with Your Contract;
H.
You have not made a complete withdrawal of Your Account Value;
I.
You have not assigned Your Contract; and
J.
Your state has approved the form of the endorsement (called a “rider” in certain states) incorporating the terms of the Enhanced Income Option Offer.

Withdrawals Under the Enhanced Income Option:
Each 12-month period during which Enhanced Income Option amounts may be withdrawn begins on Your Contract Anniversary and ends on the last day of that Contract Year (“Enhanced Income Option period”). During each Enhanced Income Option period, You may withdraw the Enhanced Income Option amount. However, for the first Enhanced Income Option period, if Your Calculation Date is not Your Contract Anniversary, then the Enhanced Income Option amount that You can withdraw is based on total withdrawals during the Contract Year in which You accept the Offer and is equal to: (i) a prorated amount that You could have withdrawn and continued to receive dollar-for-dollar treatment under Your GMIB for the number of months during the Contract Year prior to Your acceptance of the Enhanced Income Option Offer; plus (ii) a prorated amount that You could withdraw under the Enhanced Income Option for the remaining number of months until Your next Contract anniversary (the “First Enhanced Income Option Period EIO Amount”).
For example, assume You could receive dollar-for-dollar treatment under Your GMIB for an amount equal to $10,000 in a Contract Year and that between January 1, 2024 and June 30, 2024, you have withdrawn $5,000. If Your Calculation Date is July 1, 2024, Your next Contract Anniversary is January 1, 2025, and Your Enhanced Income Option amount is $12,000, then You may withdraw $6,000 between July 1, 2024 and December 31, 2024, for a total withdrawal during the Contract year of $11,000. The next Enhanced Income Option period will begin on January 1, 2025 and end on December 31, 2025 and You may withdraw $12,000 between January 1, 2025 and December 31, 2025.
If You do not take Your entire Enhanced Income Option amount during any Enhanced Income Option period, You will not be able to carry forward that amount to any subsequent years; however; Your Account Value will not be reduced by any amount that is not withdrawn.
Systematic Withdrawal Program, the Required Minimum Distribution Service and Withdrawing the Enhanced Income Option amounts:
If You currently are receiving withdrawal payments under the Systematic Withdrawal Program, You can request that your payments under the Enhanced Income Option be paid through the Systematic Withdrawal Program at the same frequency or a different frequency. You can also discontinue or change Your elections with respect to the Systematic Withdrawal Program as described in the Prospectus. If You are not currently receiving withdrawal payments under the Systematic Withdrawal Program, You may elect to do so by contacting Your Administrative Office. You may also withdraw Your Enhanced Income Option amounts in any manner that is available for withdrawals from the Contract, as described in the Prospectus. The Enhanced Income Option amount that You may withdraw during the Enhanced Income Option period does not change based on the method that You use to make the withdrawals.
If your Enhanced Income Option amount is lower than the Required Minimum Distribution Amount during any Enhanced Income Option period, then the Enhanced Income Option amount will be adjusted to be equal to the Required Minimum Distribution Amount. Even if You accept the Enhanced Income Option Offer, You may also elect or continue the Required Minimum Distribution Service. Please note that the Enhanced Income Option amount may exceed Your Required Minimum Distribution amount. In this event, You may want to consider whether to accept this Offer, if Your intent is to withdraw an amount that is only equal to Your Required Minimum Distribution amount. As discussed above, if You take only the Required Minimum Distribution amount and it is lower than the Enhanced Income Option amount during any Enhanced Income Option period, then You will not be able to carry forward to any subsequent Enhanced Income Option period any remaining Enhanced Income Option amount.
Please note that once Your Account Value is equal to $0, the amount payable under the supplemental agreement will be the Enhanced Income Option amount.

Withdrawals that Exceed the Enhanced Income Option amount
If You withdraw an amount that is greater than Your Enhanced Income Option amount (as increased using the Required Minimum Distribution Service, if applicable) during any Enhanced Income Option period, then we will reduce Your future Enhanced Income Option amount proportionately by the same percentage that Your Account Value is reduced by the withdrawal. For the first Enhanced Income Option period, we will use the First Enhanced Income Option Period EIO Amount to determine whether withdrawals exceed the Enhanced Income Option amount.
If You intend to withdraw amounts that exceed Your Enhanced Income Option amount (as increased using the Required Minimum Distribution Service, if applicable), You should consider whether it is appropriate to accept the Enhanced Income Option Offer since withdrawals in excess of the Enhanced Income Option amount will result in future amounts that You receive under the Enhanced Income Option being reduced on a proportionate basis and could have the effect of reducing or eliminating the benefit of the Enhanced Income Option.
Operation of the Enhanced Income Option When there is no Longer any Account Value under Your Contract:
Withdrawals of the Enhanced Income Option amount (and any other withdrawals) may reduce Your Account Value to $0. If Your Account Value is reduced to $0, Your Contract will terminate, and we will issue You a supplemental agreement. Your supplemental agreement will continue to pay Your Enhanced Income Option amount for Your life with a guaranteed period of 5 years, if longer. Under the supplemental agreement, You may elect to have payments made over Your lifetime and another person’s lifetime with a guaranteed period of 5 years (“joint life option”). However, if you elect the joint life option, then periodic amounts paid under Your supplemental agreement will be reduced to reflect that we will pay the benefit over two lives, rather than one life. We may make other options available from time to time. The supplemental agreement will pay out the Enhanced Income Option amount. You may not take amounts (as adjusted if payment is to be made on a joint life basis) that are greater or less than the Enhanced Income Option amount and You may receive payments only at a frequency permitted under the supplemental agreement. We currently permit You to elect to receive payments on a monthly, quarterly, semi-annual or annual basis. In addition, once the supplemental agreement is issued, You will no longer have any of the features or benefits under the original Contract, including any applicable death benefit.
Effect of the Enhanced Income Option on Your Death benefit:
If You have the Standard Death Benefit, and You accept the Enhanced Income Option Offer, then your death benefit will no longer increase beginning on the Calculation Date. Please note that the death benefit on and after the Calculation Date will be reduced proportionately by the percentage reduction in Account Value attributable to withdrawals under the Enhanced Income Option and any other withdrawals. Your death benefit will never be less than Your Account Value as of the end of the Business Day on which we have received Notice of both due proof of death and the first acceptable election for the payment method under which Your beneficiary will receive the death benefit.
If You have the Annual Step-Up Death Benefit, and You accept the Enhanced Income Option Offer, then we will no longer charge for the death benefit beginning on the Calculation Date. In addition, your death benefit will no longer increase beginning on the Calculation Date. Please note that the death benefit on and after the Calculation Date will be reduced proportionately by the percentage reduction in Account Value attributable to withdrawals under the Enhanced Income Option and any other withdrawals. Your death benefit will never be less than Your Account Value as of the end of the Business Day on which we have received Notice of both due proof of death and the first acceptable election for the payment method under which Your beneficiary will receive the death benefit.
If You have an Enhanced Death Benefit (EDB II, EDB III, EDB Max I), and You accept the Enhanced Income Option Offer, then we will no longer charge for the death benefit beginning on the Calculation Date. In addition, the Enhanced Death Benefit will no longer increase beginning on the Calculation Date. Please note that the death benefit on and after the Calculation Date will be reduced proportionately by the percentage reduction in Account Value if the withdrawals in any Enhanced Income Option period exceed the Enhanced Income Option amount (as adjusted for distributions under the Required Minimum Distribution Service, if applicable). For the first Enhanced Income Option period, we will use the First Enhanced Income Option Period EIO Amount in determining whether withdrawals exceed the Enhanced Income Option amount. If withdrawals in any Enhanced Income Option period are not greater than the Enhanced Income Option amount (as adjusted for distributions under the Required Minimum Distribution Service, if applicable), the death benefit will be reduced by the same dollar amount as was withdrawn from Your Account Value. Your death benefit will never be less than Your Account Value as of the end of the Business Day on which we have received Notice of both due proof of death and the first acceptable election for the payment method under which Your beneficiary will receive the death benefit.
Effect of the Enhanced Income Option on Your Spousal Continuation:
If the Beneficiary is your spouse, the Beneficiary may be substituted as the Owner of the Contract and continue the Contract with the Enhanced Income Option under the terms and conditions of the Contract that applied prior to the Owner's death, with certain exceptions described in the Contract (including the Enhanced Income Option endorsement to the Contract). In that case, the Account Value in the Fixed Interest Account will be adjusted to equal the death benefit if the death benefit is higher than the Account Value. The Enhanced Income Option amount will not change as a result of the death of the Owner (see “How is the Enahanced Income Option Amount Calculated”, below).
There may be a second death benefit payable upon the death of the spouse. If the spouse continues the Contract, the second death benefit payable upon the death of the spouse is equal to the Account Value on the date that we receive notice of both due proof of death and the first acceptable election for the payment method.
Spousal continuation will not satisfy required minimum distribution rules for tax-qualified Contracts other than IRAs.
How is the Enhanced Income Option Amount Calculated?
The Enhanced Income Option amount is calculated on the “Calculation Date.” The “Calculation Date” is the Business Day we receive all information necessary to process Your acceptance in Good Order. Amounts payable under the Enhanced Income Option Offer will be determined on the Calculation Date prior to processing any other financial transactions on that date, including any applicable reset of Your Income Base. Therefore, if your Contract Anniversary occurs during the Enhanced Income Option Offer Window, You may want to accept the Offer after Your Contract Anniversary so that you will receive the applicable increase in the Annual Increase Amount prior to Your acceptance. This will have the effect of increasing Your Enhanced Income Option amount because the calculation is based upon a percentage of Your Annual Increase Amount, as described below. On the other hand, if you prefer not to receive a lower amount during the first Enhanced Income Option period than you will receive in subsequent Enhanced Income Option periods, as described below, You may prefer to accept the Offer on your Contract Anniversary.
Calculation of the Enhanced Income Option:
If You accept the Enhanced Income Option Offer, Your Account Value will be transferred to the Fixed Interest Account on the Calculation Date and Your Enhanced Income Option amount will be a percentage of Your Annual Increase Amount. This percentage will be higher than the amount you could receive and maintain dollar-for-dollar treatment under Your GMIB.

For GMIB Plus III:
Percentage of Your Annual Increase Amount on the Calculation Date:	Age of Owner on the Calculation Date
5.25%	59 or younger
5.25%	At least age 60 but not older than 64
5.25%	At least age 65 but not older than 69
5.50%	At least age 70 but not older than 74
6.00%	At least age 75 but not older than 79
6.00%	At least age 80 but not older than 84
6.00%	Age 85 or older
For GMIB Max I:
Percentage of Your Annual Increase Amount on the Calculation Date:	Age of Owner on the Calculation Date
6.30%	59 or younger
6.30%	At least age 60 but not older than 64
6.30%	At least age 65 but not older than 69
6.30%	At least age 70 but not older than 74
6.30%	At least age 75 but not older than 79
6.60%	At least age 80 but not older than 84
7.20%	Age 85 or older
The percentages indicated are subject to state variations. For joint Contract owners we will use the age of the older Owner. If the Owner is a non-natural person, we will use the age of the annuitant.

How can You evaluate this Enhanced Income Option Offer?
This Enhanced Income Offer is not appropriate for everyone. In fact, when You purchased Your Contract, You made a determination that the GMIB was important to You based on Your personal circumstances at that time. You should now consider Your specific circumstances and whether they have changed in a way that would make the Enhanced Income Option a better option than the GMIB.
You should consider Your current and future income needs and whether they would be better served by continuing Your GMIB or accepting the Enhanced Income Option Offer. As part of Your consideration of Your income needs, You should consider the effect that withdrawals in excess of the amounts eligible for dollar-for-dollar treatment or in excess of the Enhanced Income Option amount will have on the future income guarantees provided under each of these options. Also, if Your Account Value goes to $0 under the GMIB, then You will receive payments based on the remaining Income Base under a supplemental agreement. Similarly, if Your Account value goes to $0 under the Enhanced Income Option, you will continue to receive the Enhanced Income Option amount under a supplemental agreement.
You should consider whether the potentially higher amount You could receive upon exercising Your GMIB in the future is more important to You than being able to withdraw a higher amount under the Enhanced Income Option than you could withdraw under the GMIB while maintaining the dollar-for-dollar treatment.
In addition, You should consider the following aspects of Your Contract which can only be maintained if you do not accept the Enhanced Income Option Offer: (i) Your desire to maintain your current death benefit option and Spousal continuation option without any limitations or modifications; (ii) Your desire to continue to experience investment performance through the Divisions (including the automated investment strategies); and (iii) Your desire to continue to maintain any Earnings Preservation Rider, and Beneficiary Continuation option. You should consider those aspects of Your Contract and compare them to Your desire not to incur any additional fees or charges associated with Your Contract and the Divisions, as You could if You accept the Enhanced Income Option Offer.
As the above demonstrates, there are a number of considerations you should take into account. As a general matter, though, the offer may be beneficial to You if You want lifetime income and you would prefer to be able to withdraw more to satisfy your immediate income needs. It may also be beneficial to You if You want to stop paying contract charges, would prefer a fixed rate of interest and are not as concerned that the enhanced death benefit declines even when you have remaining Account Value.
On the other hand, the Offer may not be beneficial to you, if you are satisfied with the level of withdrawals you can make while maintaining dollar-for-dollar treatment under the GMIB and you prefer to have a potentially larger guaranteed lifetime income once you exercise the GMIB. The Offer may also not be beneficial to You if You prefer to remain invested in the Divisions and want to maintain a higher enhanced death benefit before you exercise your GMIB. Note, if You have the Standard Death Benefit or Annual Step-Up death benefit, Your death benefit will reduce with withdrawals in the same manner regardless of whether You elect the Enhanced Income Option or maintain the GMIB.
You should assess Your own situation to decide whether to accept the Enhanced Income Option Offer. In considering this Offer You may wish to consult with Your named beneficiaries under Your Contract, Your registered representative or other advisors. We cannot provide investment advice to You, including how to weigh any relevant factors for Your particular situation. We cannot provide any advice regarding future Account Values, including whether investment options under Your Contract will experience market gains or losses.

Hypothetical Examples
The following are hypothetical examples that compare a few different scenarios and the effect of the GMIB and the Enhanced Income Option on amounts that you can withdraw as well as future guarantees. Each hypothetical example assumes that the 10-year waiting period for exercising the GMIB has been met and that RMDs are not being taken.
1. Hypothetical example of someone who might choose to accept the Enhanced Income Option Offer:
Example assumptions:
●
Mary is currently age 75
●
Account Value = $100,000
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GMIB Income Base=$200,000
●
Annual Increase Amount = $200,000
●
Death Benefit Base = $200,000
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GMIB version: GMIB Plus III
●
Average annual total returns for the Portfolios in which Mary’s Account Value is invested=8% for the 5 years ending on December 31, 2023.
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Charges under the Contract if GMIB with an Annual Increase Rate of 5% of the Annual Increase Amount is maintained:
●
Annual Portfolio Company Expenses = .75% of amounts allocated to the Portfolios
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Enhanced Death Benefit charge = 0.60% of the death benefit base
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GMIB charge = 1% of the Income Base
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Mortality and Expense Risk charge (B Class) = 1.25%
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Charges under the Contract if the Enhanced Income Option is accepted: $0
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Amount eligible for dollar-for-dollar treatment if GMIB is maintained (calculated as follows: Annual Increase Amount multiplied by the percentage that is eligible for dollar-for-dollar treatment) = $10,000
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Forfeited Account Value remaining upon exercise of GMIB (Forfeited Account value is any Account Value that remains when Mary elects to exercise the GMIB) = $68,503
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• GMIB annual amount (The GMIB annual amount is the amount Mary will receive upon exercise of the GMIB) =$10,728
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• EIO amount (calculated as follows: Annual Increase Amount multiplied by the applicable percentage shown under “Calculation of the Enhanced Income Option”) = $12,000
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• GMIB exercise age: 78
●
• Life expectancy: age 94
Maintaining the GMIB: If Mary maintains her GMIB, then under the assumptions above and assuming no other withdrawals from the Contract, Mary will continue to receive $10,000 a year until she exercises her GMIB. This means that Mary will receive $10,000 a year until she elects to exercise her GMIB at age 78. For each year beginning at age 78, Mary will receive $10,728 until her death at 94.
Outcome: The total amount Mary will receive is $212,376. In addition, Mary will continue to maintain her Enhanced Death Benefit of $200,000 until she begins to receive her GMIB income at age 78.

Electing the Enhanced Income Option (EIO): If Mary elects Enhanced Income Option, then Mary will receive $12,000 until her death at age 94. Since Mary has an Enhanced Death Benefit, her Death Benefit will decrease each year by the amount she withdraws from her Account Value.
Outcome: The total amount Mary will receive is $240,000. Mary will continue to maintain some portion of her Death benefit until she no longer has any Account Value.
Mary’s Considerations:
●
Mary will receive more money each Contract Year under EIO ($12,000) both as compared to the amount eligible for dollar-for-dollar treatment under the GMIB ($10,000) and once she exercises her GMIB ($10,728).
●
If she maintains the GMIB, Mary will continue to have an enhanced death benefit of $200,000 until she exercises the GMIB (at which point no death benefit is payable), whereas under EIO, the enhanced death benefit will immediately begin decreasing with each withdrawal (until no death benefit is payable when the Account Value goes to $0).
●
If she maintains the GMIB, is being able to invest in the investment options and continue to receive investment experience more important than a guaranteed interest rate under the EIO?
●
If she maintains the GMIB, Mary will continue to pay contract charges, whereas under EIO, all contract charges are eliminated.
●
In light of the other considerations, is receiving a total amount under EIO (i.e., $240,000) more valuable than receiving a total amount under GMIB of (i.e., $212,376)?
After weighing these considerations, Mary may decide that she prefers to accept the Enhanced Income Option Offer because she is interested in lifetime income and the Enhanced Income Option provides her with a larger amount annually and the total amount she will receive is greater under the EIO than under the GMIB.
2. Hypothetical example of someone who might choose not to accept the Enhanced Income Option Offer :
Example assumptions:
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Rob is currently age 74
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Account Value = $150,000
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GMIB Income Base=$250,000
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Annual Increase Amount=$250,000
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Death Benefit Base = $225,000
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GMIB version: GMIB Max I
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Average annual total returns for the Portfolios in which Rob’s Account Value is invested=6% for the 5 years ending on December 31, 2023.
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Charges under the Contract if GMIB with an Annual Increase Rate of 6.0% of the Annual Increase Amount is maintained:
●
Annual Portfolio Company Expenses = .75% of amounts allocated to the Portfolios
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Death Benefit charge = no charge
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GMIB charge = 1% of the Income Base
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Mortality and Expense Risk charge (B Class) = 1.25%
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Charges under the Contract if the Enhanced Income Option is accepted: $0

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Amount eligible for dollar-for-dollar treatment until the Account Value is $0 if GMIB is maintained (calculated as follows: Annual Increase Amount multiplied by the percentage that is eligible for dollar-for-dollar treatment) = $15,000
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Forfeited Account Value remaining upon exercise of GMIB (Forfeited Account value is any Account Value that remains when Rob elects to exercise the GMIB) = $0
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GMIB annual amount (The GMIB annual amount is the amount Rob will receive upon exercise of the GMIB) =$19,350
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EIO amount (calculated as follows: Annual Increase Amount multiplied by the applicable percentage shown under “Calculation of the Enhanced Income Option”) = $16,500
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GMIB exercise age: 85
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Life expectancy: age 94
Maintaining the GMIB: If Rob maintains his GMIB, then under the assumptions above and assuming no other withdrawals from the Contract, Rob will continue to receive $15,000 a year until his Account Value hits zero at age 84, and at 85 Rob will begin to receive $19,350 a year until his death at age 94.
Outcome: The total amount Rob will receive is $358,500. In addition, Since Rob has a Standard Death Benefit, his Death Benefit will decrease proportionately for the amount he withdraws from his Account Value and will terminate at age 84.
Electing the Enhanced Income Option (EIO): If Rob elects Enhanced Income Option, then Rob will receive $16,500 until his death at age 94. Since Rob has a Standard Death Benefit, his Death Benefit will decrease proportionately for the amount he withdraws from his Account Value and will terminate at age 84.
Outcome: The total amount Rob will receive is $346,500. Rob will continue to maintain some portion of his death benefit until he no longer has any Account Value.
Rob’s Considerations:
●
Is being able to receive more money each Contract Year under EIO until the Account Value goes to $0 (i.e., $16,500) more important than receiving more money under the GMIB once the GMIB is exercised (i.e., $19,350)?
●
If he maintains the GMIB, is being able to invest in the investment options to continue to receive investment experience under GMIB more important than a guaranteed interest rate under the EIO?
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Is eliminating the charges under EIO more important than maintaining the GMIB rider.
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In light of the other considerations, is receiving a total amount of $358,500 by maintaining the GMIB more valuable than receiving a total amount of $346,500 under the EIO?
After weighing these considerations, Rob may decide that he prefers not to accept the Enhanced Income Option Offer because he prefers to have a larger annual amount once he exercises his GMIB and the total amount he will receive is greater under the GMIB than under the EIO.
3. Example of how withdrawals affect subsequent Enhanced Income Option amount and the Death Benefits:
Assume that Gabriel’s Account Value is $100,000 and his Enhanced Income Option amount is $6,000 (which is equal to 6% of his Account Value). In addition, assume Gabriel has an Enhanced Death Benefit equal to $120,000.
If Gabriel withdraws $12,000 from his Account Value (which is equal to 12% of his Account Value) Gabriel’s Enhanced Income Option amount thereafter will be $5,280 ($6,000 reduced by 12% is equal to $5,280), assuming he does not take any other withdrawals in excess of the Enhanced Income Option amount. In addition, since Gabriel made withdrawals that exceeded his Enhanced Income Option amount, Gabriel’s Enhanced Death Benefit will be reduced by 12% to $105,600. This reduction in Enhanced Death Benefit represents the same percentage that he withdrew from his Account Value.
On the other hand assume that Gabriel withdraws the full Enhanced Income Option amount of $6,000 from his Account Value and does not withdraw any other amounts. In this event, his death benefit would be reduced by the same dollar amount as was withdrawn from his Account Value which was $6,000. Therefore, his Enhanced Death Benefit would be $114,000.
However, if Gabriel has a Standard Death Benefit or Annual Step-Up Death Benefit of $120,000, the 6% withdrawal of $6,000 from Account Value will reduce his death benefit by 6% to $112,800.
How do You accept the Enhanced Income Option Offer?
To accept this Enhanced Income Option Offer, You may call us at 1-888-439-2806 and indicate Your acceptance or sign the election form that is included with this Supplement and either fax it to us at 1-877-547-9669, email it to us at requests@metlife.com or mail it to us by regular mail to: PO Box 10366, Des Moines, IA 50306-0366 or by Express/Overnight mail to: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266.
You cannot accept the Offer before the date specified in Your Enhanced Income Option Offer letter. We must receive Your acceptance of this Offer in Good Order no later than the date specified in Your Enhanced Income Option Offer letter.
Remember: If You accept this Offer, amounts payable under the Enhanced Income Option may be different (more or less) than the amount in our letter, since the amounts payable will be determined on the Calculation Date, which will occur later. Please note that once You have accepted our Offer and it has been processed on the Calculation Date, You may not revoke Your acceptance.
We will not process Your acceptance of the Offer until all applicable requirements are satisfied within the Enhanced Income Option Offer Window. Acceptance notifications submitted but not processed due to Your failure to provide sufficient information, or for any other reason beyond our control will not be processed.
What are the tax implications of accepting the Offer?
The tax implications of accepting the Offer could vary depending on the type of Contract You own, Your age and other factors relating to Your personal situation. You should discuss with Your tax advisor whether it makes sense for You to accept this Offer.
If You accept this Offer, withdrawals from the deferred annuity under the Enhanced Income Option will receive the same tax treatment as other withdrawals from Your Contract and may be taxable to You. An additional 10% federal income tax penalty may also apply if You are under age 59 1/2. Once Your Account Value goes to $0, we will issue you a supplementary agreement. Since none of the payments under the supplementary agreement reflect a return of your account value, then regardless of whether Your deferred annuity was a tax-qualified or non-qualified contract, all amounts paid to you under the supplementary agreement will be taxable when received.
What other information should You know about this Offer?
If You accept the Enhanced Income Option Offer, We will send You endorsements for Your Contract and You should keep the endorsements with Your Contract records. You will also receive a confirmation statement that reflects Your acceptance of the Offer as well as a confirmation showing the transfer of Your Account Value to the Fixed Interest Account (if You have Account Values in the Divisions on the Calculation Date).

You will not incur any new fees or charges as a result of accepting this Offer. All expenses we incur in connection with this Offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on Your Contract regardless of whether You accept this Offer.
The Enhanced Income Option Offer, including the Enhanced Income Option Offer Window, is subject to approval by the applicable state insurance agency or authority that has jurisdiction over Your Contract. State approval may vary by state and may include different terms and conditions. The Enhanced Income Option Offer may not be available for all Contracts, in all states, at all times. In the future, we may make new, additional, or modified offers in connection with the GMIB with different terms that may be more or less favorable than the terms described herein. In other words, we may make an offer to a group of Contract owners, and, in the future, make another offer to the remaining Contract owners in the same group or to a different group of Contract owners. If You accept this Offer, upon termination of Your GMIB Rider, You will not be eligible for any future offers related to the GMIB, even if such future offer would have included a greater offer amount or different payment or incentive.

APPENDIX I
Description of GMIB Plus III and Max I:
Facts about Guaranteed Income Benefits:
Below is an explanation of the GMIB to assist You, if necessary, in considering the Enhanced Income Option Offer. You can find additional information in the Prospectus and your GMIB Rider.
Facts About Guaranteed Income Benefits
Income Base and GMIB Income Payments. Under all versions of the GMIB, we calculate an “income base” (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in Contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per year. For GMIB Plus III Contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income type You select, your age, and your sex (where permitted by state law). For GMIB Max I and GMIB Plus III, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then-current annuity purchase rates.
If You exercise a GMIB optional benefit, your income payments will be the greater of:
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the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or
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the income payment determined for the same income type in accordance with the base Contract.
If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.
Ownership. If the Contract Owner is a natural person, the Contract Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the income base and GMIB income payments.
If Joint Owners are named, the age of the older Joint Owner will be used to determine the income base and GMIB income payments. For the purposes of the Guaranteed Income Benefits, “You” always means the Contract Owner, oldest Joint Owner or the Annuitant, if the Contract Owner is a non-natural person.

Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1∕2, a 10% Federal income tax penalty may apply.
Description of GMIB Max I
The GMIB Max I is no longer available for purchase. The GMIB Max I was available only for Contract Owners up through age 78 and You could only elect the GMIB Max I at the time You purchased the Contract. The GMIB Max I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner’s 91st birthday.
Income Base. The Income Base is equal to the greater of (a) or (b) below.
(a)
Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation. The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)
Annual Increase Amount: On the date we issue your Contract, the “Annual Increase Amount” is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)
is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and
(ii)
is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
For Contracts issued in New York State, the Annual Increase Amount shall not exceed 275% of total purchase payments or, if greater, 275% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Max I (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the Income Base is called the “annual increase rate.”

Through the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is the greater of:
(a)
6%; or
(b)
the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code.
The required minimum distribution rate equals the greater of:
(1)
the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year;
(2a)
if You enroll only in our automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by the sum of: the Annual Increase Amount at the beginning of the Contract Year and any subsequent purchase payments received during the Contract Year before the end of the calendar year; or
(2b)
if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (i) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year),divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year.
On the first Contract Anniversary, “at the beginning of the Contract Year” means on the issue date; on a later Contract Anniversary, “at the beginning of the Contract Year” means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments. (See Description of GMIB Max I Income Base.)
See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Max I” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to 6% (item (a) above).
Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.
During the 30-day period following the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the Annual Increase Rate is 0%.

Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)
The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or
(b)
If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above.
These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.
Partial annuitizations are not permitted.
In determining the GMIB Max I income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the Income Base, purchase payment credits (i.e., bonus payments) are not included.
Optional Step-Up. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up (if we were issuing new Contracts with the optional benefit).
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Max I optional benefit and the EDB Max I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.
You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each

Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step-Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and the optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
The Optional Step-Up:
(1)
resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;
(2)
resets the waiting period to exercise the GMIB Max I to the 10th Contract Anniversary following the date the Optional Step-Up took effect;
(3)
For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)
may reset the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up (if the Contract and the optional benefit continues to be sold).
In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current optional benefit charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Ups, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions for the GMIB Max I. For a detailed description of the GMIB Max I investment allocation restrictions see Appendix A under “Investment Allocation Restrictions for the GMIB Max I and the EDB Max I” in the prospectus.
If You elected the GMIB Max I, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging (“EDCA”) program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.
If you elected the GMIB Max I, You must allocate 100% of your Purchase Payments and Account Value among the investment choices listed in Appendix A under “Investment Allocation Restrictions for the GMIB Max I and the EDB Max I,” in the prospectus and You will not be able to allocate Purchase Payments or Account Value to the Fixed Interest Account or to the BlackRock Ultra-Short Term Bond Division.
Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates. If the GMIB Max I terminates (see “Terminating the GMIB Max I”), or if You elected both the GMIB Max I and the EDB Max I and both optional benefits terminate, the investment allocation restrictions described in Appendix A under “Investment Allocation Restrictions for GMIB Max I and EDB Max I” in the prospectus will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I, and only the GMIB Max I has terminated, the investment allocation restrictions described in Appendix A under “Investment Allocation Restrictions for the GMIB Max I and the EDB Max I” in the prospectus will continue to apply.
Potential Restrictions on Subsequent Purchase Payments for GMIB Max I. In the future we may choose not to permit Contract Owners of existing Contracts with GMIB Max I to make subsequent purchase payments if: (a) GMIB Max I is no longer available to new customers, or (b) we make certain changes to the terms of GMIB Max I offered to new customers (for example, if we change the GMIB Max I charge; see your Contract schedule for a list of the other changes). We will notify Contract Owners with GMIB Max I in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, Contract Owners will still be permitted to transfer Account Value among the investment choices listed in Appendix A under “Investment Allocation Restrictions for the GMIB Max I and the EDB Max I” in the prospectus.
Current Restrictions on Subsequent Purchase Payments for GMIB Max I
●
If we received your application and necessary information, in Good Order, at our Administrative Office before the close of the Exchange on September 30, 2011, and You elected the GMIB Max I and/or EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by our Administrative Office in Good Order, before the close of the Exchange on August 9, 2013.
●
If we received your application and necessary information, in Good Order, at our Administrative Office after the close of the Exchange on September 30, 2011, and on or before October 7, 2011, and You elected the GMIB Max I and/or the EDB Max I, we will not accept subsequent purchase payments from You after the close of the Exchange on February 24, 2012. However, we will accept a subsequent purchase payment received after February 24, 2012 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Code that we accepted, and which was received by our Administrative Office in Good Order, before the close of the Exchange on February 24, 2012.
If we have imposed restrictions on subsequent purchase payments on your Contract, we will permit you to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the “General — When We Can Cancel your Contract” section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.
If the GMIB Max I rider terminates (see “Living Benefits — Guaranteed Income Benefits — Terminating the GMIB Max I” in the prospectus), or if you elected both the GMIB Max I and the EDB Max I riders and they both terminate, the restrictions on subsequent purchase payments described above will no longer apply. However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the restrictions on subsequent purchase payments described above will continue to apply.
Guaranteed Principal Option. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Contract Owner’s 91st birthday, You may exercise the Guaranteed Principal Option. If the Contract Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Contract Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.
By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)
is purchase payments credited (excluding any purchase payment credits (i.e., bonus payments)) within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option); and
(b)
the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.
For purposes of calculating the Guaranteed Principal Adjustment, the Bonus is not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Max I for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Max I will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue. If You only elected the GMIB Max I, the investment allocation restrictions and subsequent purchase payments restrictions, described in “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I” in the prospectus will no longer apply. If You elected both the GMIB Max I and the EDB Max I, the EDB Max I investment allocation restrictions and subsequent purchase payments restrictions described in “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max I and the EDB Max I” in the prospectus will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.

Exercising the GMIB Max I. If You exercise the GMIB Max I, You must select to receive income payments under one of the following income types:
(1)
Lifetime Income Annuity with a 5-Year Guarantee Period.
(2)
Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years. For Contracts issued in New York State only, this income payment type is only available if the youngest Annuitant’s attained age is 35 or older.
These options are described in the Contract and the GMIB Max I rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then current annuity purchase rates.
If You exercise the GMIB Max I, your income payments will be the greater of:
●
the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or
●
the income payment determined for the same income payment type in accordance with the base Contract.
If You choose not to receive income payments as guaranteed under the GMIB Max I, You may elect any of the income payment types available under the Contract.
If the amount of the guaranteed minimum lifetime income that the GMIB Max I produces is less than the amount of annuity income that would be provided by applying Account Value on the Annuity Date to the then current annuity purchase rates, then You would have paid for a benefit You did not use.
If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity, or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Pay Out Rates. (Does not apply to Contracts issued in New York State.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of 100 mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However, the GMIB Max I purchase rates are enhanced under the following circumstances, if:
(a)
You take no withdrawals prior to age 62;
(b)
Your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an Income Base remaining; and
(c)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;
Then the annual income payments under the GMIB Max I will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
For example if a Contract Owner dies and the Contract Owner’s spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Max I. If the spouse elects to continue the

Contract and the Contract Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Contract Owner’s age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at age 62 and subsequently died, if that Contract Owner’s spouse continued the Contract and the GMIB Max I, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals. Alternatively, the GMIB Max I purchase rates are enhanced under the following circumstances, if:
(a)
You take no withdrawals prior to age 70;
(b)
Your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an Income Base remaining; and
(c)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period. Then the annual income payments under the GMIB Max I will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).
Enhanced Pay Out Rates. (For Contracts Issued in New York State Only.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Max I purchase rates are enhanced under either of the following circumstances, if:
(a)
the Contract was issued on or after age 59;
(b)
You take no withdrawals prior to age 62;
(c)
your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an Income Base remaining; and
(d)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.
Then the annual income payments under the GMIB Max I will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
Or:
(a)
the Contract was issued on or after age 65;
(b)
You take no withdrawals prior to age 70;
(c)
Your Account Value is fully withdrawn or decreases to zero on or after age 70 and there is an Income Base remaining; and
(d)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.
Then the annual income payments under the GMIB Max I will equal or exceed 6% of the income base (calculated on the date the payments are determined).
If You choose not to receive income payments as guaranteed under the GMIB Max I, You may elect any of the pay-out options under the Contract.
If the Income Base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.
Terminating the GMIB Max I. The GMIB Max I will terminate upon the earliest of:
(a)
The 30th day following the Contract Anniversary on or following your 90th birthday;

(b)
The date You make a complete withdrawal of your Account Value (if there is an Income Base remaining You will receive payments based on the remaining Income Base) (a pro rata portion of the annual optional benefit charge will be assessed).
(c)
The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Max I (a pro rata portion of the annual optional benefit charge will be assessed);
(d)
Death of the Contract Owner or Joint Contract Owner (unless the spouse — aged 89 or younger — is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;
(e)
A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);
(f)
The effective date of the Guaranteed Principal Option; or
(g)
The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).
If a Contract Owner or Joint Contract Owner dies and:
●
the spouse elects to continue the Contract and the GMIB Max I optional benefit under termination provision (d) above; and
●
before the 10-year waiting period to exercise the GMIB Max I optional benefit has elapsed, the GMIB Max I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse’s 90th birthday);
We will permit the spouse to exercise the GMIB Max I optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Max I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.
When the GMIB Max I terminates, the corresponding GMIB Max I charge terminates and the GMIB Max I investment allocation and subsequent purchase payment restrictions, described above, will no longer apply (except as described above under “Restrictions on Investment Allocations if the GMIB Max I Optional Benefit Terminates” in the prospectus).
However, if you elected both the GMIB Max I and the EDB Max I riders, and only the GMIB Max I rider has terminated, the investment allocation restrictions and subsequent purchase payments restrictions described above will continue to apply.
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Max I
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements.
Used with the GMIB Max I, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Max I Income Base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.

Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program” in the prospectus). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max I.
To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program,please contact our Administrative Office.
Description of the GMIB Plus III
The GMIB Plus III is no longer available for purchase. The GMIB Plus III was available only for Contract Owners up through age 78 and You could only have elected the GMIB Plus III at the time You purchased the Contract. The GMIB Plus III may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary prior to the Contract Owner’s 91st birthday.
Income Base
The Income Base is equal to the greater of (a) or (b) below:
(a)
Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)
Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)
is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and
(ii)
is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set

equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
For Contracts issued in New York State, the Annual Increase Amount shall not exceed 350% of total purchase payments or, if greater, 350% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus III (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.
Annual Increase Rate. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount you receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is the greater of:
(a)
5%; or
(b
the required minimum distribution rate (as defined below).
Item(b) only applies to IRAs and other Contracts subject to Section 401(a)(9) of the Code. The required minimum distribution rate equals the greater of:
(1)
the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year;
(2a)
if You enroll only in our automated required minimum distribution service, the total withdrawals during the Contract Year under the automated required minimum distribution service, divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year; or
(2b)
if You enroll in both the Systematic Withdrawal Program and the automated required minimum distribution service, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the automated required minimum distribution service (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year.
On the first Contract Anniversary, “at the beginning of the Contract Year” means on the issue date; on a later Contract Anniversary, “at the beginning of the Contract Year” means on the prior Contract Anniversary. All purchase payments received within 120 days of the issue date are treated as part of the initial purchase payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent purchase payments (See Description of the GMIB Plus III Income Base). See “Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GMIB Plus III” below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year divided by sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent purchase payment received during the Contract Year before the end of the calendar year exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the Annual Increase Rate and the Annual Increase Rate will be reduced to 5% (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of income payments under the GMIB optional benefit.

During the 30 day period following the Contract Anniversary immediately prior to the Contract Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)
The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or
(b)
If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above.
These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.
Partial annuitizations are not permitted.
In determining the GMIB Plus III income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, purchase payment credits (i.e., bonus payments) are not included.
Optional Step-Up. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the optional benefit charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up (if we were issuing new contracts with the optional benefit).
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Contract has both the GMIB Plus III optional benefit and the EDB II optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Up to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Up, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Up to continue. If You discontinue or do not re-elect the Automatic Annual Step Up, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Up, the optional benefit (and optional benefit charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Up as described above.)
We must receive your request to exercise the Optional Step-Up in writing at our Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
The Optional Step-Up:
(1)
resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;
(2)
resets the waiting period to exercise the GMIB Plus III to the 10th Contract Anniversary following the date the Optional Step-Up took effect;
(3)
For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (350%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)
may reset the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up (if the Contract and the optional benefit continues to be sold).
In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit your request in writing to our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Up until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Up. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions for the GMIB Plus III. For a detailed description of the GMIB Plus III investment allocation restrictions see Appendix A under “Investment Allocation Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I” in the prospectus. If You elect the GMIB Plus III, You may not participate in any dollar cost averaging program. However You may elect to participate in the Enhanced Dollar Cost Averaging (“EDCA”) program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.
Current Restrictions on Subsequent Purchase Payments. Subsequent purchase payments under the GMIB Plus III are restricted as described in “Your Investment Choices — Investment Allocation Restrictions For Certain Optional Benefits — Restrictions on Subsequent Purchase Payments — GMIB Plus II, GMIB Plus III, Enhanced GWB, LWG II, EDB I, and EDB II” in the prospectus.
Guaranteed Principal Option. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Contract Owner’s 91st birthday, You may exercise the Guaranteed Principal Option. If the Contract Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Owners, the age of the older Contract Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.
By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)
is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and
(b)
the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.
For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits (i.e., bonus payments) are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions.
It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus III for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus III will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and if You only elected the GMIB Plus III, the allocation restrictions and any subsequent purchase payment restrictions will no longer apply. If You elected both the GMIB Plus III and the EDB II, the EDB II investment allocation restrictions and any subsequent purchase payment restrictions described in “Investment Allocation and Other Purchase Payment Restrictions for the GMIB Plus III, the GMIB Plus II, the LWG II, the EDB II and the EDB I” in the prospectus will continue to apply.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus III. If You exercise the GMIB Plus III, You must select to receive income payments under one of the following income types:
(1)
Lifetime Income Annuity with a 5-Year Guarantee Period.

(2)
Lifetime Income Annuity for Two with a 5-Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of joint Annuitants who are non-spouses is greater than 10 years (For Contracts issued in New York State, this income type is only available if the youngest Annuitant’s attained age is 35 or older.)
These options are described in the Contract and the GMIB Plus III rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then current annuity purchase rates. If You exercise the GMIB Plus III, your income payments will be the greater of:
●
the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or
●
the income payment determined for the same income payment type in accordance with the base Contract.
If the amount of the guaranteed minimum lifetime income that the GMIB Plus III produces is less than the amount of annuity income that would be provided by applying Account Value on the annuity date to the then current annuity purchase rates, then You would have paid for a benefit that You did not use.
If You take a full withdrawal of your Account Value, your Contract is terminated by us due to its small Account Value and inactivity, or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Pay Out Rates. (Does not apply to Contracts issued in New York State.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:
(a)
You take no withdrawals prior to age 62;
(b)
your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an Income Base remaining; and
(c)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period; Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
For example, if a Contract Owner dies and the Contract Owner’s spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus III. If the spouse elects to continue the Contract and the Contract Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Contract Owner’s age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at age 62 and subsequently died, if that Contract Owner’s spouse (age 89 or younger) is the Beneficiary of the Contract and elects to continue the Contract and the GMIB Plus III, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
Enhanced Pay Out Rates. (For New York State Only.) As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per year. However the GMIB Plus III purchase rates are enhanced under the following circumstances, if:
(a)
the Contract was issued on or after age 57;
(b)
You take no withdrawals prior to age 62;
(c)
your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an Income Base remaining; and
(d)
the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period. Then the annual income payments under the GMIB Plus III will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If You choose not to receive income payments as guaranteed under the GMIB Plus III, You may elect any of the pay-out options under the Contract.
If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently than annually.
Terminating the GMIB Plus III. Except as otherwise provided, the GMIB Plus III will terminate upon the earliest of:
(a)
The 30th day following the Contract Anniversary on or following your 90th birthday;
(b)
The date You make a complete withdrawal of your Account Value (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).
(c)
The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus III (a pro rata portion of the annual optional benefit charge will be assessed);
(d)
Death of the Contract Owner or Joint Contract Owner (unless the spouse — aged 89 or younger — is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;
(e)
A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person) subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);
(f)
The effective date of the Guaranteed Principal Option or;
(g)
The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).
If a Contract Owner or Joint Contract Owner dies and:
●
the spouse elects to continue the Contract and the GMIB Plus III optional benefit under termination provision (d) above; and
●
before the 10-year waiting period to exercise the GMIB Plus III optional benefit has elapsed, the GMIB Plus III optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse’s 90th birthday);

we will permit the spouse to exercise the GMIB Plus III optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus III if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.
When the GMIB Plus III terminates, the corresponding GMIB Plus III charge terminates and the GMIB Plus III investment allocation restrictions and any subsequent Purchase Payment restrictions, described above, will no longer apply. If you elected both the GMIB Plus III and EDB II riders, the EDB II investment allocation restrictions and any subsequent Purchase Payment restrictions described in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, GMIB Plus III, Lifetime Withdrawal Guarantee II, EDB I, and EDB II” in the prospectus will continue to apply.
Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With the GMIB Plus III
For IRAs and other Contracts subject to Section 401(a)(9) of the Code, You may be required to take withdrawals to fulfill minimum distribution requirements.
Used with the GMIB Plus III, our automated required minimum distribution service can help You fulfill minimum distribution requirements with respect to your Contract without reducing the GMIB Plus III Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the or GMIB Plus III.) The automated required minimum distribution service calculates minimum distribution requirements with respect to your Contract and makes payments to You on a monthly, quarterly, semi-annual or annual basis.
Alternatively, You may choose to enroll in both the automated required minimum distribution service and the Systematic Withdrawal Program (see “Access to Your Money — Systematic Withdrawal Program” in the prospectus). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the automated required minimum distribution service. For example, if You elect GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, You should also enroll in the automated required minimum distribution service and elect to receive your automated required minimum distribution service payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If You enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, You should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Plus III.
To enroll in the automated required minimum distribution service and/or the Systematic Withdrawal Program, please contact your Administrative Office.
Description of GMIB Plus III (Available from July 19, 2010 through February 25, 2011)
For Contracts issued with the GMIB Plus III optional benefit in states other than New York from July 19, 2010 through February 25, 2011, the following differences apply:

(1)
The GMIB Annuity Table is based upon the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.
(2)
The GMIB pay out rates are enhanced to be at least 5.5% of the Income Base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 62 and there is an Income Base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.
(3)
The GMIB pay out rates are enhanced to be at least 5% of the Income Base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an Income Base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 60; (iii) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period.
Description of GMIB Plus III (Available in New York State Only before May 1, 2011)
For Contracts issued with the GMIB Plus III optional benefit before May 1, 2011 in New York State, the following differences apply:
(1)
The Annual Increase Amount shall not exceed 270% of total purchase payments, or if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up;
(2)
The GMIB pay out rates are enhanced to be at least 5% of the Income Base (calculated on the date payments are determined) in the event: (i) You take no withdrawals prior to age 60 and there is an Income Base remaining; (ii) your Account Value is fully withdrawn or decreases to zero on or after age 62; (iii) the Contract was issued on or after age 57; and (iv) the income type is the Lifetime Income Annuity with a 5-Year Guarantee Period;
(3)
The charge is 0.95% of the guaranteed minimum Income Base (which may be increased to the current charge we are charging annuity purchasers for the same optional benefit up to a maximum of 1.50% upon the exercise of an Optional Step-Up), and
(4)
The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back and an interest rate of 1.5% per year.
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